Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 1,205,570	$ 713,175
Foreign Currency	(41,385)	(109,389)
Argentine hyperinflationary economy	8,858	37,926
Business combination		563,858
Closing balance	1,173,043	1,205,570
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.)
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	219,380	256,658
Foreign Currency	(8,013)	(37,278)
Closing balance	211,367	219,380
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	13,343	14,514
Foreign Currency	(152)	(1,171)
Closing balance	13,191	13,343
Enel Generacion El Chocon S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	26,255	5,556
Foreign Currency	(9,741)	(17,227)
Argentine hyperinflationary economy	8,858	37,926
Closing balance	25,372	26,255
Enel Distribucion Peru S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	68,347	71,298
Foreign Currency	1,300	(2,951)
Closing balance	69,647	68,347
EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	80,441	94,114
Foreign Currency	(2,938)	(13,673)
Closing balance	77,503	80,441
Enel Generacion Peru S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	128,643	134,197
Foreign Currency	2,447	(5,554)
Closing balance	131,090	128,643
Emgesa S.A. E.S.P.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	5,902	6,421
Foreign Currency	(67)	(519)
Closing balance	5,835	5,902
Enel Perú S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	20	21
Foreign Currency	3	(1)
Closing balance	23	20
Enel Brasil S A
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	1,021	1,195
Foreign Currency	(37)	(174)
Closing balance	984	1,021
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	110,429	129,201
Foreign Currency	(4,033)	(18,772)
Closing balance	106,396	110,429
Enel Distribucion Sao Paulo S.A
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	551,789
Foreign Currency	(20,154)	(12,069)
Business combination		563,858
Closing balance	$ 531,635	$ 551,789